Credit Quality of Financing Receivables and the Allowance for Credit Losses (Information about Allowance for Credit Losses) (Detail) - JPY (¥) ¥ in Millions		3 Months Ended				9 Months Ended
		Dec. 31, 2019		Dec. 31, 2018		Dec. 31, 2019		Dec. 31, 2018		Mar. 31, 2019
Financing Receivable, Allowance for Credit Losses [Line Items]
Beginning balance		¥ 55,173		¥ 55,840		¥ 58,011		¥ 54,672
Provision (Reversal)		5,151		5,865		15,724		14,075
Charge-offs		(4,133)		(4,208)		(16,814)		(12,588)
Recoveries		232		253		632		904
Other		499	[1]	(407)	[1]	(631)	[2]	280	[1]
Ending balance		56,922		57,343		56,922		57,343
Allowance for credit losses, Individually Evaluated for Impairment		11,254		12,787		11,254		12,787		¥ 13,731
Allowance for credit losses, Not Individually Evaluated for Impairment		45,668		44,556		45,668		44,556		44,280
Financing receivables, Ending balance		4,677,635		4,294,287		4,677,635		4,294,287		4,378,991
Financing receivables, Individually evaluated for impairment		69,780		54,416		69,780		54,416		58,827
Financing receivables, Not individually evaluated for impairment		4,607,855		4,239,871		4,607,855		4,239,871		4,320,164
Consumer borrowers
Financing Receivable, Allowance for Credit Losses [Line Items]
Beginning balance		21,789		22,060		21,195		21,196
Provision (Reversal)		2,956		3,390		9,931		9,129
Charge-offs		(2,740)		(2,727)		(9,360)		(7,867)
Recoveries		146		178		419		465
Other		8	[1]	6	[1]	(26)	[2]	(16)	[1]
Ending balance		22,159		22,907		22,159		22,907
Allowance for credit losses, Individually Evaluated for Impairment		3,528		3,349		3,528		3,349		3,372
Allowance for credit losses, Not Individually Evaluated for Impairment		18,631		19,558		18,631		19,558		17,823
Financing receivables, Ending balance		2,126,058		1,856,623		2,126,058		1,856,623		1,906,022
Financing receivables, Individually evaluated for impairment		26,147		22,793		26,147		22,793		23,163
Financing receivables, Not individually evaluated for impairment		2,099,911		1,833,830		2,099,911		1,833,830		1,882,859
Corporate borrowers
Financing Receivable, Allowance for Credit Losses [Line Items]
Allowance for credit losses, Individually Evaluated for Impairment		6,238				6,238				8,442
Financing receivables, Ending balance		1,394,432				1,394,432				1,300,921
Financing receivables, Individually evaluated for impairment		40,635				40,635				31,900
Purchased loans
Financing Receivable, Allowance for Credit Losses [Line Items]
Beginning balance	[3]	2,760		3,905		3,186		4,292
Provision (Reversal)	[3]	(55)		(55)		(133)		(241)
Charge-offs	[3]	(107)		(54)		(470)		(358)
Recoveries	[3]	28		6		48		102
Other	[3]	16	[1]	(5)	[1]	11	[2]	2	[1]
Ending balance	[3]	2,642	[2]	3,797		2,642	[2]	3,797
Allowance for credit losses, Individually Evaluated for Impairment	[3]	1,488		2,406		1,488		2,406		1,917
Allowance for credit losses, Not Individually Evaluated for Impairment	[3]	1,154		1,391		1,154		1,391		1,269
Financing receivables, Ending balance	[3]	14,806		16,756		14,806		16,756		16,416
Financing receivables, Individually evaluated for impairment	[3]	2,998		4,176		2,998		4,176		3,764
Financing receivables, Not individually evaluated for impairment	[3]	11,808		12,580		11,808		12,580		12,652
Non-recourse Loans | Corporate borrowers
Financing Receivable, Allowance for Credit Losses [Line Items]
Beginning balance		1,055		627		919		688
Provision (Reversal)		192		74		353		(13)
Charge-offs		0		0		(1)		0
Recoveries		0		0		0		0
Other		18	[1]	(8)	[1]	(6)	[2]	18	[1]
Ending balance		1,265		693		1,265		693
Allowance for credit losses, Individually Evaluated for Impairment		229		47		229		47		166
Allowance for credit losses, Not Individually Evaluated for Impairment		1,036		646		1,036		646		753
Financing receivables, Ending balance		143,103		89,084		143,103		89,084		99,028
Financing receivables, Individually evaluated for impairment		2,516		3,232		2,516		3,232		4,448
Financing receivables, Not individually evaluated for impairment		140,587		85,852		140,587		85,852		94,580
Other loans | Corporate borrowers
Financing Receivable, Allowance for Credit Losses [Line Items]
Beginning balance		17,333		18,409		20,662		18,407
Provision (Reversal)		1,499		1,426		3,240		2,418
Charge-offs		(687)		(931)		(5,046)		(2,692)
Recoveries		45		48		142		196
Other		199	[1]	(277)	[1]	(609)	[2]	346	[1]
Ending balance		18,389		18,675		18,389		18,675
Allowance for credit losses, Individually Evaluated for Impairment		6,009		6,985		6,009		6,985		8,276
Allowance for credit losses, Not Individually Evaluated for Impairment		12,380		11,690		12,380		11,690		12,386
Financing receivables, Ending balance		1,251,329		1,166,032		1,251,329		1,166,032		1,201,893
Financing receivables, Individually evaluated for impairment		38,119		24,215		38,119		24,215		27,452
Financing receivables, Not individually evaluated for impairment		1,213,210		1,141,817		1,213,210		1,141,817		1,174,441
Direct Financing Leases
Financing Receivable, Allowance for Credit Losses [Line Items]
Beginning balance		12,236		10,839		12,049		10,089
Provision (Reversal)		559		1,030		2,333		2,782
Charge-offs		(599)		(496)		(1,937)		(1,671)
Recoveries		13		21		23		141
Other		258	[1]	(123)	[1]	(1)	[2]	(70)	[1]
Ending balance		12,467		11,271		12,467		11,271
Allowance for credit losses, Individually Evaluated for Impairment		0		0		0		0		0
Allowance for credit losses, Not Individually Evaluated for Impairment		12,467		11,271		12,467		11,271		12,049
Financing receivables, Ending balance		1,142,339		1,165,792		1,142,339		1,165,792		1,155,632
Financing receivables, Individually evaluated for impairment		0		0		0		0		0
Financing receivables, Not individually evaluated for impairment		¥ 1,142,339		¥ 1,165,792		¥ 1,142,339		¥ 1,165,792		¥ 1,155,632

[1]	Other mainly includes foreign currency translation adjustments.
[2]	Other mainly includes foreign currency translation adjustments and a decrease in allowance related to a sale of a subsidiary.
[3]	Purchased loans represent loans with evidence of deterioration of credit quality since origination and for which it is probable at acquisition that collection of all contractually required payments from the debtors is unlikely.